UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 98.6%
Alternative Investments - 27.5%
AQR Managed Futures Strategy Fund, Cl.
I	3,026,389	[a]	24,846,655
ASG Global Alternatives Fund, Cl. Y	2,346,084		25,009,252
ASG Managed Futures Strategy Fund, Cl.
Y	2,789,157	[a]	24,544,578
DFA Commodity Strategy Portfolio	1,849,356		10,134,472
Gateway Fund, Cl. Y	932,994		30,359,624
			114,894,581
Domestic Equity - 29.3%
Boston Partners Long/Short Research
Fund	3,756,267		56,682,069
Neuberger Berman Long Short Fund,
Institutional Class	4,894,549	[a]	65,586,953
			122,269,022
Domestic Fixed Income - 9.5%
BNY Mellon Absolute Insight Multi-
Strategy Fund, Cl. Y	3,302,418	[b]	39,761,120
Foreign Equity - 20.2%
Dreyfus Global Real Estate Securities
Fund, Cl. Y	4,816,697	[b]	43,880,107
Dreyfus Global Real Return Fund, Cl. Y	2,810,582	[b]	40,191,329
			84,071,436
Foreign Fixed Income - 12.1%
Dreyfus Dynamic Total Return Fund, CI.
Y	3,236,437	[b]	50,294,226
Total Investments (cost $427,923,070)	98.6%		411,290,385
Cash and Receivables (Net)	1.4%		6,009,760
Net Assets	100.0%		417,300,145

[a]	Non-income producing security.
[b]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Investment Companies	411,290,385	-	-	411,290,385

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2019, accumulated net unrealized depreciation on investments was $16,632,685, consisting of $6,997,958 gross unrealized appreciation and $23,630,643 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Argentina - 2.1%
Globant	59,066	[a]	3,992,862
Grupo Financiero Galicia, ADR	49,354	[a,b]	1,801,915
			5,794,777
Australia - 1.7%
Orocobre	1,953,925	[a,b]	4,751,557
Brazil - 2.1%
CVC Brasil Operadora e Agencia de
Viagens	331,800		5,822,330
Chile - 3.1%
Sociedad Quimica y Minera de Chile,
ADR	206,949	[b]	8,828,444
China - 26.7%
3SBio	5,667,000	[a,c]	9,648,522
51job, ADR	55,393	[a]	3,857,569
Alibaba Group Holding, ADR	89,485	[a]	15,077,328
Baidu, ADR	35,108	[a]	6,060,694
China Harmony New Energy Auto
Holding	9,660,500	[a,b]	3,745,706
China Yongda Automobiles Services
Holdings	5,891,000	[a]	3,492,925
Ctrip.com International, ADR	27,030	[a]	900,099
Hollysys Automation Technologies	268,140	[a]	5,529,047
New Oriental Education & Technology
Group, ADR	150,729	[a]	11,612,162
Tencent Holdings	338,567	[a]	15,233,080
			75,157,132
Hong Kong - 4.8%
AIA Group	1,511,400	[a]	13,582,411
India - 22.9%
Amara Raja Batteries	74,435		780,101
Apollo Hospitals Enterprise	231,642	[a]	4,321,506
Edelweiss Financial Services	2,023,012		4,365,352
Godrej Consumer Products	603,223		6,021,439
Hindustan Unilever	232,897	[a]	5,777,715
Housing Development Finance	371,951	[a]	10,065,757
Indiabulls Housing Finance	189,394		1,773,152
ITC	1,904,005	[a]	7,470,840
Jubilant Foodworks	199,719	[a]	3,559,933
Maruti Suzuki India	87,024	[a]	8,134,392
PVR	228,644	[a]	5,165,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.0% (continued)
India - 22.9% (continued)
Reliance Nippon Life Asset Management		644,069	[c]	1,235,168
Titan		385,379	[a]	5,399,987
Vakrangee		780,936	[a]	470,813
				64,541,269
Mexico - 1.8%
Fomento Economico Mexicano		311,824		2,837,395
Grupo Aeroportuario del Centro Norte		406,943	[a]	2,273,037
				5,110,432
Philippines - 1.4%
GT Capital Holdings		114,179	[a]	2,339,958
Security Bank		458,654		1,575,224
				3,915,182
South Africa - 10.6%
British American Tobacco		258,045		9,080,007
Clicks Group		228,265		3,389,953
Discovery		443,367	[a]	5,348,891
Naspers, Cl. N		51,291	[a]	11,868,976
				29,687,827
South Korea - 11.9%
LG Household & Health Care		5,111		5,840,286
Samsung Biologics		4,200	[a,c]	1,512,531
Samsung Electronics		260,256		10,874,264
Samsung SDI		76,396		15,376,938
				33,604,019
Taiwan - 4.7%
Taiwan Semiconductor Manufacturing		1,797,000	[a]	13,317,259
United Kingdom - 1.0%
Unilever		51,017		2,672,764
United States - 3.2%
Applied Materials		194,068		7,584,178
Laureate Education		87,529	[a,b]	1,400,464
				8,984,642
Total Common Stocks (cost $251,780,860)				275,770,045
	1-Day
	Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,086,266)	2.37	4,086,266	[d]	4,086,266

Investment of Cash Collateral for Securities Loaned - 3.6%
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $10,021,103)	2.37	10,021,103 [d]	10,021,103
Total Investments (cost $265,888,229)		103.0%	289,877,414
Liabilities, Less Cash and Receivables		(3.0%)	(8,454,928)
Net Assets		100.0%	281,422,486
ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $15,712,778 and the value of the collateral held by the fund was $16,223,090, consisting of cash collateral of $10,021,103 and U.S. Government & Agency securities valued at $6,201,987.

[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $12,396,221 or 4.4% of net assets.

[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY
EXCHANGE CONTRACTS
Dreyfus Global Emerging Markets Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold	Unrealized
Purchased	Currency	Currency	Currency Settlement	Appreciation
Currency	Amounts	Sold	Amounts Date	(Depreciation)($)
CIBC World Markets Corp.
South African		United States
Rand	10,348,626	Dollar	780,227 2/4/19	(359)
State Street Bank and Trust Company
United States
Dollar	165,599	Mexican Peso	3,163,746 2/1/19	176
Gross Unrealized Appreciation				176
Gross Unrealized Depreciation				(359)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY
EXCHANGE CONTRACTS
Dreyfus Global Emerging Markets Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	57,122,853	218,647,192	†	-	275,770,045
Investment Companies	14,107,369	-		-	14,107,369
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	176		-	176
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(359)		-	(359)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized appreciation on investments was $23,989,185, consisting of $47,814,168 gross unrealized appreciation and $23,824,983 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 99.7%
Domestic Fixed Income - 48.5%
BNY Mellon Corporate Bond Fund, Cl. M	3,450,034	[a]	43,090,920
Dreyfus Floating Rate Income Fund, Cl. Y	8,725,752	[a]	101,393,240
Dreyfus High Yield Fund, Cl. I	9,236,383	[a]	54,956,481
			199,440,641
Foreign Equity - 3.5%
TCW Emerging Markets Income Fund, Cl.
I	1,803,939		14,503,670
Foreign Fixed Income - 9.2%
Dreyfus Global Dynamic Bond Income
Fund	3,191,560	[a]	38,075,308
Municipal Bond - 38.5%
BNY Mellon Municipal Opportunities
Fund, Cl. M	12,162,338	[a]	158,475,264
Total Investments (cost $415,244,436)	99.7%		410,494,883
Cash and Receivables (Net)	.3%		1,128,735
Net Assets	100.0%		411,623,618

[a]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Investment Companies	410,494,883	-	-	410,494,883

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2019, accumulated net unrealized depreciation on investments was $4,749,553, consisting of $1,302,749 gross unrealized appreciation and $6,052,302 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)